Capital Stock and Warrants: Stock Options: Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Jun. 30, 2012
0.75
Options Outstanding, Number	6,500,000
Options Outstanding, Weighted Average Exercise Price	$ 0.75
Options, Weighted Average Remaining Contractual Term	3.52
Options Exercisable, Number	6,500,000
Options Exercisable, Weighted Average Exercise Price	$ 0.75
1.00
Options Outstanding, Number	450,000
Options Outstanding, Weighted Average Exercise Price	$ 1.00
Options, Weighted Average Remaining Contractual Term	4.55
Options Exercisable, Number	450,000
Options Exercisable, Weighted Average Exercise Price	$ 1.00